Fair Value - Schedule of Carrying amounts and Estimated Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 3 [Member] | Line of Credit [Member]
Schedule of Estimated Fair Values [Line Items]
Carrying Value	$ 2,133	$ 2,455
Estimated Fair Value	2,073	2,370
Level 2 [Member] | Line of Credit [Member]
Schedule of Estimated Fair Values [Line Items]
Carrying Value	4,143	4,614
Estimated Fair Value	4,143	4,614
Notes Receivable From Affiliate [Member] | Level 3 [Member]
Schedule of Estimated Fair Values [Line Items]
Carrying Value	15,000	15,000
Estimated Fair Value	$ 15,000	$ 15,000